February 1, 2023

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	E-Valuator Funds Trust (the “Registrant”) File Nos. 333-248668 and 811-23606

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, I hereby certify that (1) the form of the Prospectuses dated January 27, 2023 and Statement of Additional Information dated January 27, 2023 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent amendment to the Registrant’s registration statement and (2) the text of the most recent amendment to the Registrant’s registration statement has been filed electronically.

Very truly yours,

/s/ Kevin R. Miller

Kevin R. Miller
President and Principal Executive Officer